Income Taxes (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	May 31, 2019	May 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Net operating loss carry forward	$ 651,050		$ 600,844
Tax credit carry forward	$ 1,963		$ 1,963
Expiration date	Aug. 31, 2035		Aug. 31, 2038
Statutory income tax rate	21.00%	34.00%	34.00%	34.00%
Deferred Tax Asset [Member]
Deferred tax asset valuation allowance	$ 4,850		$ 43,283	$ 2,867
Deferred Tax Asset -Tax Cut [Member]
Deferred tax asset valuation allowance			$ (110,147)	$ (66,970)